Share-Based and Unit-Based Compensation - Schedule of Restricted Equity Plan (Details) - 2015 Plan - Restricted Equity Plan - $ / shares shares in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of Shares, Beginning balance	8,955	8,955	8,955	12,651
Number of Units, Granted			500
Number of Units, Released	(941)	(3,523)	(4,196)
Number of Shares, Ending balance	8,014	5,432	8,955	8,955
Weighted Average Grant Date Fair Value Per Unit, Beginning balance	$ 1.40	$ 1.40	$ 1.40	$ 1.41
Weighted Average Grant Date Fair Value Per Unit, Granted			1.65
Weighted Average Grant Date Fair Value Per Unit, Released	1.48	1.48	1.47
Weighted Average Grant Date Fair Value Per Unit, Ending balance	$ 1.39	$ 1.35	$ 1.40	$ 1.40
Weighted Average Remaining Term (in years)	1 year	3 months 18 days	1 year 6 months	2 years 1 month 6 days